Share-based compensation - Summary of Activity in Stock Options Outstanding and Related Information (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options
Number of options outstanding, beginning balance (in shares) | shares	12,429,245	16,004,890	8,695,348
Number of options granted (in shares) | shares	663,407	2,140,650	9,640,611
Number of options forfeited (in shares) | shares	(264,246)	(1,647,782)	(1,332,946)
Number of options exercised (in shares) | shares	(5,933,613)	(3,057,801)	(620,143)
Number of options expired (in shares) | shares	(204,366)	(1,010,712)	(377,980)
Number of options outstanding, ending balance (in shares) | shares	6,690,427	12,429,245	16,004,890
Number of options exercisable (in shares) | shares	2,520,115	5,793,791	6,402,109
Weighted average exercise price
Weighted average exercise price outstanding, beginning balance (in dollars per share) | $ / shares	$ 165.93	$ 164.56	$ 190.19
Weighted average exercise price granted (in dollars per share) | $ / shares	284.32	129.05	141.55
Weighted average exercise price forfeited (in dollars per share) | $ / shares	155.41	158.21	215.07
Weighted average exercise price exercised (in dollars per share) | $ / shares	169.47	128.91	78.33
Weighted average exercise price expired (in dollars per share) | $ / shares	310.28	190.86	130.86
Weighted average exercise price outstanding, ending balance (in dollars per share) | $ / shares	170.49	165.93	164.56
Weighted average exercise price, Exercisable (in dollars per share) | $ / shares	$ 189.66	$ 184.98	$ 172.69